JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 0.4%
AAR Corp. *	38	1,216
AeroVironment, Inc. * (a)	12	1,027
Astronics Corp. *	122	1,721
Moog, Inc., Class A	10	797

		4,761

Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc. *	54	2,563
Hub Group, Inc., Class A *	23	1,554

		4,117

Airlines — 0.7%
Allegiant Travel Co. * (a)	11	2,150
SkyWest, Inc.*	109	5,393

		7,543

Auto Components — 0.5%
Dana, Inc.	163	3,625
Goodyear Tire & Rubber Co. (The) *	15	267
Lear Corp.	10	1,502

		5,394

Automobiles — 0.0%(b)
Winnebago Industries, Inc. (a)	3	196

Banks — 7.3%
1st Source Corp.	18	827
Atlantic Union Bankshares Corp.	14	525
BancorpSouth Bank	72	2,151
Banner Corp.	56	3,085
Brookline Bancorp, Inc.	102	1,557
Business First Bancshares, Inc.	2	38
Cadence BanCorp	235	5,156
Cathay General Bancorp	95	3,948
Central Pacific Financial Corp.	88	2,250
CIT Group, Inc.	52	2,707
Columbia Banking System, Inc.	92	3,483
ConnectOne Bancorp, Inc.	15	444
CVB Financial Corp. (a)	127	2,595
Eastern Bankshares, Inc.	401	8,133
Enterprise Financial Services Corp.	17	747
Equity Bancshares, Inc., Class A	33	1,102
Financial Institutions, Inc.	7	213
First Bancshares, Inc. (The)	8	306
First Commonwealth Financial Corp.	118	1,607
First Community Bankshares, Inc.	8	241
First Hawaiian, Inc.	40	1,181
First Merchants Corp.	69	2,887
Flushing Financial Corp.	24	542
Glacier Bancorp, Inc.	15	841
Great Western Bancorp, Inc.	107	3,510
HarborOne Bancorp, Inc.	31	439
Home BancShares, Inc.	44	1,035
HomeTrust Bancshares, Inc.	40	1,128
Hope Bancorp, Inc.	279	4,034
Independent Bank Corp.	34	720
Independent Bank Group, Inc.	15	1,030
Investors Bancorp, Inc.	79	1,197
Nicolet Bankshares, Inc. *	3	200
Old National Bancorp	203	3,434
People’s United Financial, Inc.	39	682
Pinnacle Financial Partners, Inc.	29	2,728
QCR Holdings, Inc.	6	324
Simmons First National Corp., Class A	90	2,666
Trustmark Corp.	102	3,294
UMB Financial Corp.	28	2,662
Webster Financial Corp.	52	2,810
Westamerica BanCorp	33	1,880

		80,339

Biotechnology — 8.0%
ACADIA Pharmaceuticals, Inc. *	55	907
Akebia Therapeutics, Inc. *	643	1,850
Amicus Therapeutics, Inc. *	409	3,902
Arena Pharmaceuticals, Inc. * (a)	111	6,620
Atara Biotherapeutics, Inc. *	297	5,321
Athenex, Inc. *	85	257
Biohaven Pharmaceutical Holding Co. Ltd. *	5	639
Black Diamond Therapeutics, Inc. * (a)	178	1,502
Bluebird Bio, Inc. *	17	316
Bridgebio Pharma, Inc. * (a)	29	1,359
Catalyst Pharmaceuticals, Inc. *	685	3,632
Coherus Biosciences, Inc. * (a)	432	6,935
CytomX Therapeutics, Inc. *	264	1,346
Decibel Therapeutics, Inc. * (a)	2	16
Dicerna Pharmaceuticals, Inc. * (a)	72	1,454
Eagle Pharmaceuticals, Inc. *	93	5,200
Eiger BioPharmaceuticals, Inc. *	92	614
Emergent BioSolutions, Inc. *	7	325
Flexion Therapeutics, Inc. * (a)	121	737
Gritstone bio, Inc. * (a)	16	167
Harpoon Therapeutics, Inc. *	185	1,465
Heron Therapeutics, Inc. * (a)	174	1,859
Homology Medicines, Inc. *	24	185
Insmed, Inc. *	108	2,980
Intercept Pharmaceuticals, Inc. * (a)	163	2,413
Ligand Pharmaceuticals, Inc. * (a)	22	3,065
Madrigal Pharmaceuticals, Inc. *	25	2,003
Myriad Genetics, Inc. *	68	2,182
OPKO Health, Inc. *	457	1,668
Puma Biotechnology, Inc. *	121	849
REGENXBIO, Inc. *	84	3,505
Sana Biotechnology, Inc. *	1	29
Sarepta Therapeutics, Inc. *	55	5,054
Sensei Biotherapeutics, Inc. * (a)	142	1,491
Sigilon Therapeutics, Inc. *	93	525
Sutro Biopharma, Inc. *	14	269
TG Therapeutics, Inc. *	59	1,960
Travere Therapeutics, Inc. *	69	1,666
Turning Point Therapeutics, Inc. *	13	864
UroGen Pharma Ltd. * (a)	49	826
Vanda Pharmaceuticals, Inc. *	290	4,968
Xencor, Inc. *	158	5,149
Y-mAbs Therapeutics, Inc. *	4	114

		88,188

Building Products — 0.6%
Advanced Drainage Systems, Inc.	9	941
Cornerstone Building Brands, Inc. *	81	1,183
Gibraltar Industries, Inc. *	6	411

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Masonite International Corp. *	5	488
Quanex Building Products Corp.	55	1,167
UFP Industries, Inc.	35	2,407

		6,597

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	9	440
AssetMark Financial Holdings, Inc. *	8	194
Blucora, Inc. *	143	2,229
Brightsphere Investment Group, Inc.	86	2,234
Cohen & Steers, Inc.	8	628
Cowen, Inc., Class A (a)	53	1,835
Donnelley Financial Solutions, Inc. *	39	1,348
Federated Hermes, Inc.	45	1,469
Focus Financial Partners, Inc., Class A *	63	3,274
Houlihan Lokey, Inc.	3	306
Piper Sandler Cos.	9	1,177
Stifel Financial Corp. (a)	38	2,611
Virtus Investment Partners, Inc.	10	3,042

		20,787

Chemicals — 2.0%
Avient Corp.	72	3,347
Cabot Corp.	9	451
Ecovyst, Inc.	34	398
FutureFuel Corp.	88	629
HB Fuller Co.	27	1,737
Ingevity Corp. *	36	2,569
Koppers Holdings, Inc. *	32	1,005
Minerals Technologies, Inc.	32	2,212
Orion Engineered Carbons SA (Germany) *	74	1,344
Stepan Co.	8	870
Trinseo SA	28	1,529
Tronox Holdings plc, Class A	145	3,583
Zymergen, Inc. * (a)	155	2,041

		21,715

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	123	5,529
ACCO Brands Corp.	148	1,268
Brink’s Co. (The) (a)	14	905
Ennis, Inc. (a)	98	1,854
Healthcare Services Group, Inc. (a)	57	1,434
Heritage-Crystal Clean, Inc. *	21	606
Herman Miller, Inc.	82	3,092
HNI Corp. (a)	67	2,461
SP Plus Corp. *	9	266
Steelcase, Inc., Class A	208	2,631
Tetra Tech, Inc.	34	5,092

		25,138

Communications Equipment — 1.4%
ADTRAN, Inc.	45	852
EchoStar Corp., Class A *	178	4,529
Extreme Networks, Inc. *	357	3,514
NetScout Systems, Inc. *	246	6,641

		15,536

Construction & Engineering — 3.3%
Arcosa, Inc.	41	2,052
Argan, Inc.	93	4,080
Comfort Systems USA, Inc.	86	6,098
EMCOR Group, Inc.	61	7,085
MasTec, Inc. *	95	8,206
Matrix Service Co. * (a)	181	1,895
MYR Group, Inc. *	24	2,420
Primoris Services Corp.	153	3,749

		35,585

Consumer Finance — 1.2%
Credit Acceptance Corp. * (a)	3	1,917
EZCORP, Inc., Class A * (a)	37	282
FirstCash, Inc.	18	1,577
Navient Corp.	216	4,254
Nelnet, Inc., Class A	4	333
PROG Holdings, Inc. (a)	90	3,772
Regional Management Corp. (a)	16	937

		13,072

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	38	729
Greif, Inc., Class A	34	2,210
Myers Industries, Inc.	11	224

		3,163

Diversified Consumer Services — 0.2%
Coursera, Inc. *	16	495
Houghton Mifflin Harcourt Co. * (a)	150	2,015

		2,510

Diversified Telecommunication Services — 0.0% (b)
Consolidated Communications Holdings, Inc. *	38	347

Electric Utilities — 0.5%
IDACORP, Inc.	5	548
PNM Resources, Inc.	25	1,232
Portland General Electric Co.	55	2,581
Via Renewables, Inc. (a)	89	904

		5,265

Electrical Equipment — 1.6%
Atkore, Inc. *	113	9,840
AZZ, Inc.	15	814
Bloom Energy Corp., Class A * (a)	105	1,969
Powell Industries, Inc.	47	1,155
Sunrun, Inc. * (a)	81	3,547
Thermon Group Holdings, Inc. *	32	559

		17,884

Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc. (a)	116	3,096
Fabrinet (Thailand) *	32	3,309
Insight Enterprises, Inc. *	7	658
Kimball Electronics, Inc. *	23	600
Knowles Corp. *	137	2,562
OSI Systems, Inc. *	56	5,328
Sanmina Corp. * (a)	41	1,565
ScanSource, Inc. *	151	5,267
TTM Technologies, Inc. *	108	1,354
Vishay Intertechnology, Inc.	144	2,893

		26,632

Energy Equipment & Services — 0.5%
ChampionX Corp. *	26	586
National Energy Services Reunited Corp. * (a)	44	548
NexTier Oilfield Solutions, Inc. *	286	1,317

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oceaneering International, Inc. *	22	289
Oil States International, Inc. * (a)	83	532
Patterson-UTI Energy, Inc.	131	1,175
ProPetro Holding Corp. *	106	913
Select Energy Services, Inc., Class A *	46	236

		5,596

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A * (a)	60	2,284
Cinemark Holdings, Inc. * (a)	38	728
Lions Gate Entertainment Corp., Class A *	361	5,118

		8,130

Equity Real Estate Investment Trusts (REITs) — 5.6%
Agree Realty Corp.	36	2,398
Alexander & Baldwin, Inc.	50	1,170
American Assets Trust, Inc.	17	631
American Finance Trust, Inc.	39	317
Americold Realty Trust	37	1,065
Apple Hospitality REIT, Inc.	110	1,730
Broadstone Net Lease, Inc.	61	1,503
CareTrust REIT, Inc.	56	1,134
CatchMark Timber Trust, Inc., Class A	45	538
Centerspace	11	1,068
Chatham Lodging Trust *	12	147
City Office REIT, Inc.	61	1,086
Community Healthcare Trust, Inc.	19	854
Corporate Office Properties Trust	61	1,635
DiamondRock Hospitality Co. *	119	1,126
DigitalBridge Group, Inc. * (a)	143	862
Easterly Government Properties, Inc.	29	595
Equity LifeStyle Properties, Inc.	4	305
Essential Properties Realty Trust, Inc.	34	952
First Industrial Realty Trust, Inc.	37	1,932
Four Corners Property Trust, Inc.	77	2,066
Getty Realty Corp.	60	1,762
Gladstone Commercial Corp.	59	1,238
Global Medical REIT, Inc.	7	97
Global Net Lease, Inc.	32	511
Healthcare Realty Trust, Inc.	49	1,465
Highwoods Properties, Inc.	12	544
Independence Realty Trust, Inc.	64	1,309
Innovative Industrial Properties, Inc. (a)	4	855
Kite Realty Group Trust	73	1,492
Lexington Realty Trust (a)	102	1,297
National Storage Affiliates Trust	55	2,914
Phillips Edison & Co., Inc.	25	762
Physicians Realty Trust	72	1,267
Piedmont Office Realty Trust, Inc., Class A	72	1,250
Plymouth Industrial REIT, Inc.	70	1,583
PotlatchDeltic Corp.	34	1,733
Retail Opportunity Investments Corp.	35	613
Retail Properties of America, Inc., Class A	64	818
Ryman Hospitality Properties, Inc. *	19	1,615
Sabra Health Care REIT, Inc.	129	1,893
SITE Centers Corp.	46	706
STAG Industrial, Inc.	94	3,705
Summit Hotel Properties, Inc. *	25	238
Sunstone Hotel Investors, Inc. *	225	2,682
Terreno Realty Corp.	47	2,959
UMH Properties, Inc.	37	840
Xenia Hotels & Resorts, Inc. *	103	1,826

		61,088

Food & Staples Retailing — 0.4%
Andersons, Inc. (The)	6	191
Performance Food Group Co. *	51	2,373
SpartanNash Co. (a)	7	145
Sprouts Farmers Market, Inc. * (a)	94	2,178

		4,887

Food Products — 1.2%
Darling Ingredients, Inc. *	134	9,603
John B Sanfilippo & Son, Inc.	19	1,545
Seneca Foods Corp., Class A *	31	1,483

		12,631

Gas Utilities — 0.4%
New Jersey Resources Corp.	19	675
Northwest Natural Holding Co.	22	998
ONE Gas, Inc.	25	1,553
Southwest Gas Holdings, Inc.	17	1,130

		4,356

Health Care Equipment & Supplies — 4.3%
Accuray, Inc. * (a)	430	1,700
AngioDynamics, Inc. *	100	2,594
Bioventus, Inc., Class A * (a)	97	1,372
Cardiovascular Systems, Inc. * (a)	253	8,290
Integer Holdings Corp. *	61	5,490
LivaNova plc *	32	2,518
Natus Medical, Inc. *	85	2,134
NuVasive, Inc. * (a)	213	12,734
SeaSpine Holdings Corp. *	19	294
SmileDirectClub, Inc. * (a)	347	1,846
STAAR Surgical Co. *	41	5,270
Varex Imaging Corp. *	33	917
Zynex, Inc. * (a)	150	1,712

		46,871

Health Care Providers & Services — 3.0%
AdaptHealth Corp. * (a)	194	4,516
Apollo Medical Holdings, Inc. * (a)	11	1,020
Cross Country Healthcare, Inc. *	338	7,174
Ensign Group, Inc. (The)	2	165
HealthEquity, Inc. *	22	1,431
LHC Group, Inc. *	19	3,013
LifeStance Health Group, Inc. * (a)	225	3,267
ModivCare, Inc. *	2	400
Option Care Health, Inc. *	164	3,969
Owens & Minor, Inc. (a)	70	2,203
Tenet Healthcare Corp. * (a)	77	5,093
Tivity Health, Inc. * (a)	14	321

		32,572

Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc. * (a)	621	8,309
Evolent Health, Inc., Class A *	187	5,791
Inspire Medical Systems, Inc. *	3	629

		14,729

Hotels, Restaurants & Leisure — 1.4%
Bloomin’ Brands, Inc. *	176	4,388
Boyd Gaming Corp. *	66	4,158

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Del Taco Restaurants, Inc.	239	2,084
Marriott Vacations Worldwide Corp.	31	4,829

		15,459

Household Durables — 1.9%
Ethan Allen Interiors, Inc. (a)	36	844
Hooker Furnishings Corp.	20	540
Meritage Homes Corp. *	9	902
TopBuild Corp. *	27	5,468
Traeger, Inc. * (a)	25	525
Tri Pointe Homes, Inc. *	571	11,994

		20,273

Household Products — 0.1%
Central Garden & Pet Co., Class A *	22	955

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc.	31	884
Clearway Energy, Inc., Class C	8	236

		1,120

Insurance — 1.1%
American Equity Investment Life Holding Co.	47	1,391
Argo Group International Holdings Ltd.	31	1,604
CNO Financial Group, Inc.	69	1,630
Employers Holdings, Inc.	11	415
First American Financial Corp.	11	749
Heritage Insurance Holdings, Inc.	8	55
James River Group Holdings Ltd.	9	343
Kinsale Capital Group, Inc.	6	970
Primerica, Inc.	7	1,006
RLI Corp. (a)	15	1,484
Selective Insurance Group, Inc.	13	974
Stewart Information Services Corp.	17	1,088

		11,709

Interactive Media & Services — 1.2%
EverQuote, Inc., Class A *	19	348
Liberty TripAdvisor Holdings, Inc., Class A *	1,789	5,529
QuinStreet, Inc. *	186	3,264
Yelp, Inc. *	97	3,609

		12,750

Internet & Direct Marketing Retail — 0.5%
Stamps.com, Inc. *	17	5,475

IT Services — 1.8%
CSG Systems International, Inc.	11	535
DigitalOcean Holdings, Inc. * (a)	58	4,466
EVERTEC, Inc. (Puerto Rico)	56	2,569
LiveRamp Holdings, Inc. *	40	1,880
Perficient, Inc. *	92	10,651

		20,101

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. * (a)	20	673
Medpace Holdings, Inc. *	22	4,102
Personalis, Inc. *	133	2,557
Rapid Micro Biosystems, Inc., Class A * (a)	123	2,273

		9,605

Machinery — 1.8%
Altra Industrial Motion Corp.	64	3,515
Barnes Group, Inc.	16	668
Douglas Dynamics, Inc.	46	1,657
EnPro Industries, Inc.	21	1,847
Kadant, Inc. (a)	12	2,485
Manitowoc Co., Inc. (The) *	72	1,540
Meritor, Inc. *	58	1,238
SPX FLOW, Inc.	37	2,697
Wabash National Corp. (a)	246	3,718

		19,365

Marine — 0.1%
Costamare, Inc. (Monaco)	56	874

Media — 0.9%
AMC Networks, Inc., Class A *	77	3,564
Hemisphere Media Group, Inc. *	92	1,120
National CineMedia, Inc.	163	581
Sinclair Broadcast Group, Inc., Class A (a)	131	4,162

		9,427

Metals & Mining — 1.2%
Alcoa Corp. *	43	2,114
Allegheny Technologies, Inc. *	83	1,379
Arconic Corp. *	55	1,738
Cleveland-Cliffs, Inc. * (a)	89	1,769
Commercial Metals Co.	72	2,205
Kaiser Aluminum Corp.	9	1,024
Materion Corp.	14	961
SunCoke Energy, Inc.	176	1,103
United States Steel Corp.	17	371
Warrior Met Coal, Inc.	28	659
Worthington Industries, Inc.	2	130

		13,453

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Ares Commercial Real Estate Corp.	40	600
Blackstone Mortgage Trust, Inc., Class A	46	1,395
Ellington Financial, Inc.	76	1,390
Granite Point Mortgage Trust, Inc.	18	232
Great Ajax Corp.	6	76
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38	2,038
KKR Real Estate Finance Trust, Inc.	107	2,262
Ladder Capital Corp.	114	1,264
MFA Financial, Inc.	88	402
PennyMac Mortgage Investment Trust	124	2,447
Ready Capital Corp.	22	317
Redwood Trust, Inc.	220	2,841
TPG RE Finance Trust, Inc. (a)	65	806

		16,070

Multiline Retail — 0.8%
Dillard’s, Inc., Class A (a)	24	4,123
Macy’s, Inc. (a)	199	4,507

		8,630

Multi-Utilities — 0.1%
Black Hills Corp.	23	1,469

Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp. *	196	3,691
Arch Resources, Inc. * (a)	21	1,971
CNX Resources Corp. * (a)	208	2,627

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Delek US Holdings, Inc. *	37	663
Dorian LPG Ltd.	49	604
Falcon Minerals Corp.	20	92
Green Plains, Inc. *	45	1,463
Magnolia Oil & Gas Corp., Class A (a)	209	3,722
Matador Resources Co.	18	685
Oasis Petroleum, Inc.	10	1,024
Ovintiv, Inc. (a)	231	7,582
PDC Energy, Inc.	105	4,962
Range Resources Corp. * (a)	145	3,290
Renewable Energy Group, Inc. *	24	1,196
REX American Resources Corp. * (a)	12	940

		34,512

Paper & Forest Products — 0.6%
Domtar Corp. *	7	400
Glatfelter Corp.	123	1,736
Louisiana-Pacific Corp.	42	2,547
Neenah, Inc.	13	597
Verso Corp., Class A (a)	58	1,212

		6,492

Personal Products — 1.8%
BellRing Brands, Inc., Class A *	307	9,431
Herbalife Nutrition Ltd. * (a)	23	991
Honest Co., Inc. (The) * (a)	69	718
Medifast, Inc.	5	982
Nu Skin Enterprises, Inc., Class A (a)	64	2,578
USANA Health Sciences, Inc. * (a)	49	4,532

		19,232

Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc. * (a)	285	1,523
Amphastar Pharmaceuticals, Inc. * (a)	120	2,275
Arvinas, Inc. *	1	117
BioDelivery Sciences International, Inc. *	498	1,797
Corcept Therapeutics, Inc. *	349	6,859
Esperion Therapeutics, Inc. * (a)	12	143
Fulcrum Therapeutics, Inc. *	119	3,347
Landos Biopharma, Inc. *	108	1,577
Lannett Co., Inc. * (a)	333	1,000
Marinus Pharmaceuticals, Inc. * (a)	268	3,048
WaVe Life Sciences Ltd. *	155	759

		22,445

Professional Services — 2.8%
Barrett Business Services, Inc.	13	992
CACI International, Inc., Class A *	9	2,372
Heidrick & Struggles International, Inc.	8	335
Huron Consulting Group, Inc. *	62	3,218
KBR, Inc.	27	1,052
Kelly Services, Inc., Class A	153	2,883
Kforce, Inc.	46	2,755
Korn Ferry	32	2,308
ManTech International Corp., Class A	121	9,179
TrueBlue, Inc. *	116	3,143
Upwork, Inc. * (a)	59	2,639

		30,876

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	43	904
Realogy Holdings Corp. *	140	2,452

		3,356

Road & Rail — 0.8%
ArcBest Corp.	92	7,492
Schneider National, Inc., Class B	17	384
Werner Enterprises, Inc. (a)	12	536

		8,412

Semiconductors & Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	74	1,852
Cirrus Logic, Inc. *	15	1,272
Cohu, Inc. *	93	2,974
MACOM Technology Solutions Holdings, Inc. *	15	947
Rambus, Inc. *	191	4,244
Silicon Laboratories, Inc. *	19	2,719
SMART Global Holdings, Inc. *	194	8,650
SunPower Corp. * (a)	44	987
Veeco Instruments, Inc. *	88	1,951

		25,596

Software — 6.0%
A10 Networks, Inc. *	322	4,341
ACI Worldwide, Inc. *	124	3,811
Alkami Technology, Inc. *	12	298
American Software, Inc., Class A	133	3,166
Appfolio, Inc., Class A * (a)	60	7,191
Avaya Holdings Corp. * (a)	138	2,729
Blackline, Inc. *	6	661
Box, Inc., Class A *	109	2,589
CommVault Systems, Inc. *	55	4,123
Digital Turbine, Inc. *	24	1,671
eGain Corp. * (a)	299	3,054
Envestnet, Inc. *	4	281
JFrog Ltd. (Israel) *	11	372
Marathon Digital Holdings, Inc. * (a)	33	1,042
Momentive Global, Inc. * (a)	229	4,488
Paycor HCM, Inc. *	56	1,963
Qualys, Inc. *	5	576
Riot Blockchain, Inc. * (a)	29	743
SecureWorks Corp., Class A *	83	1,646
Sprout Social, Inc., Class A *	35	4,219
SPS Commerce, Inc. *	3	484
Vonage Holdings Corp. *	295	4,751
Workiva, Inc. * (a)	77	10,853

		65,052

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A *	128	4,814
Bed Bath & Beyond, Inc. *	56	969
Children’s Place, Inc. (The) * (a)	16	1,167
Group 1 Automotive, Inc.	5	939
Guess?, Inc. (a)	70	1,462
Hibbett, Inc.	22	1,565
Lithia Motors, Inc., Class A	3	983
Murphy USA, Inc.	36	5,943
Signet Jewelers Ltd. (a)	21	1,666
Sleep Number Corp. * (a)	46	4,337
Sonic Automotive, Inc., Class A (a)	43	2,243
Winmark Corp.	4	817
Zumiez, Inc. *	61	2,412

		29,317

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. *	64		647

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. *	12		4,296
G-III Apparel Group Ltd. *	43		1,211

			5,507

Thrifts & Mortgage Finance — 2.5%
Axos Financial, Inc. * (a)	49		2,505
Essent Group Ltd.	86		3,795
HomeStreet, Inc.	41		1,671
Merchants Bancorp	—	(c)	10
Meridian Bancorp, Inc.	173		3,586
MGIC Investment Corp.	109		1,630
Mr. Cooper Group, Inc. *	27		1,128
NMI Holdings, Inc., Class A *	30		681
Northfield Bancorp, Inc.	163		2,795
PennyMac Financial Services, Inc.	35		2,158
Premier Financial Corp.	13		401
Radian Group, Inc.	135		3,062
Washington Federal, Inc.	96		3,298

			26,720

Trading Companies & Distributors — 2.4%
Boise Cascade Co.	20		1,082
Herc Holdings, Inc. *	107		17,507
MRC Global, Inc. * (a)	198		1,451
NOW, Inc. *	477		3,651
Rush Enterprises, Inc., Class A	17		763
Veritiv Corp. *	20		1,753

			26,207

Water Utilities — 0.8%
American States Water Co.	98		8,385

Wireless Telecommunication Services — 0.5%
Gogo, Inc. * (a)	310		5,354

TOTAL COMMON STOCKS (Cost $823,093)			1,060,474

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Alder Biopharmaceuticals, Inc. * ‡ (Cost $ — )	187		165

	Shares (000)
SHORT-TERM INVESTMENTS — 10.0%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $26,535)	26,523		26,536

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	73,604		73,604
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	8,622		8,622

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $82,227)			82,226

TOTAL SHORT-TERM INVESTMENTS (Cost $108,762)			108,762

Total Investments — 107.4% (Cost $931,855)			1,169,401
Liabilities in Excess of Other Assets — (7.4)%			(80,807)

Net Assets — 100.0%			1,088,594

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $79,172.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	263	12/2021	USD	28,964	(555)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,060,474	$—	$—	$1,060,474
Rights	—	—	165	165
Short-Term Investments
Investment Companies	26,536	—	—	26,536
Investment of Cash Collateral from Securities Loaned	82,226	—	—	82,226

Total Short-Term Investments	108,762	—	—	108,762

Total Investments in Securities	$1,169,236	$—	$165	$1,169,401

Depreciation in Other Financial Instruments
Futures Contracts	$(555)	$—	$—	$(555)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$30,588	$59,386	$63,438	$— (c)	$—	(c)	$26,536	26,523	$3	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	84,603	66,000	77,000	(6)	7		73,604	73,604	16	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	10,743	38,996	41,117	—	—		8,622	8,622	1	—

Total	$125,934	$164,382	$181,555	$(6)	$7		$108,762		$20	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.